12. Stockholders Deficit (Details Narrative) - Quarter Three Report [Member] - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Liability				$ 214,769
Stock options issued for services - related parties		$ 429,646			$ 125,000
Debt Forgiveness					83,000
Debt Converted, Value					244,133
Loss on Debt Extinguishment					(3,278)
Sale of Member Units, Value						$ 774,000
Allocation to Noncontrolling Interest		(35,442)		$ (35,442)	$ (35,440)	$ 5,193
Options Cancelled				100,000
Warrants Issued	5,390,100			5,390,100	6,738,884
Expired Warrants					2,400,000
Warrants, Exercise Price				$ 0.375	$ 0.375
Stock Issued for Services, Shares					3,066,750
Warrant Consideration Recieved				$ 1,000
Warrants Exercised				1,000,000	$ 1,400,000
Reclassification of a Derivative Liability		$ (214,769)		$ (214,769)
Third Party
Warrants Issued				4,740,100	6,614,801
Related Party
Warrants Issued				650,000	124,083